Schedule of amount incurred by the group (Details) - CNY (¥) ¥ in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Data Collection Service [Member] | PPCredit Data Service Shanghai Company Limited [Member]
Related Party Transaction [Line Items]
Data collection service expense	[1]			¥ 37

[1]	PPcredit Data Service (Shanghai) Co., Ltd. (“PPcredit”) was founded in April 2016 by the founders of the Group to provide data collection services. The Group mainly uses PPcredit as a data provider since PPcredit was established. The price for the service is determined based on the price charged by other market participants.